Share-based compensation (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 22, 2013 $ / shares shares	Jan. 25, 2013 shares	Nov. 30, 2007 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 CNY (¥) shares	Aug. 10, 2012	Dec. 29, 2011 shares	Dec. 28, 2011 shares
Stock option activity
Compensation costs				$ 738,302	¥ 4,782,573	¥ 266,370		¥ 63,707
Chenchao (CC)Zhuang | First option grant | Vesting on December 31, 2013
Stock option activity
Vesting percentage	25.00%
Chenchao (CC)Zhuang | First option grant | Vesting on a quarterly basis after December 31, 2013
Stock option activity
Vesting percentage	6.25%
Plan
Stock option activity
Awards to be granted (in shares)			9,600,140							26,060,000	20,724,362
Contractual term			10 years
Vesting period			4 years
Vesting percentage			25.00%
Vesting period of 25% of awards			1 year
Portion of shares vested on quarterly basis			0.0625
Additional shares authorized annually as a percentage of total outstanding ordinary and redeemable ordinary shares									1.50%
Additional number of shares available for issuance under the plan	6,066,896
Share options granted				37,914,795	37,914,795
Share options granted (in dollars per share) | $ / shares				$ 0.01
Contractual term				9 years 4 months 10 days	9 years 4 months 10 days		7 years 10 months 21 days	7 years 10 months 21 days
Plan | Employees
Stock option activity
Share options granted				10,443,825	10,443,825	9,993,411	10,988,106	10,988,106
Share options granted				2,641,314	2,641,314	7,929,555	1,671,867	1,671,867
Plan | Chenchao (CC)Zhuang
Stock option activity
Awards to be granted (in shares)	2
Plan | Chenchao (CC)Zhuang | First option grant
Stock option activity
Grant date fair value (in dollars per share) | $ / shares	$ 2.69
Share options granted	3,033,448
Share options granted (in dollars per share) | $ / shares	$ 3.9559
Contractual term	10 years
Plan | Chenchao (CC)Zhuang | Second option grant
Stock option activity
Grant date fair value (in dollars per share) | $ / shares	$ 2.19
Share options granted	3,033,448
Share options granted (in dollars per share) | $ / shares	$ 6.5932
Contractual term	10 years
Modification of options granted to March 6, 2012
Stock option activity
Awards to be granted (in shares)		450,000
Compensation costs							$ 262	¥ 1,697
Percentage of options previously granted		90.00%
Modification to the 2007 Share Incentive Plan
Stock option activity
Compensation costs				$ 243,195	¥ 1,575,369